Segment information (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net revenue	R$ 70,717	R$ 77,411	R$ 70,569
Cost of products sold	(69,161)	(71,414)	(67,548)
Gross profit	1,556	5,997	3,021
Selling, general and distribuition expenses	(5,267)	(4,985)	(4,854)
Other operating income (expenses), net	1,895	(2,070)	(966)
Profit (loss) before net financial expenses and taxes	(1,807)	(1,079)	(2,792)
Results from equity investments	9	(21)	7
Reporting Segments [Member]
IfrsStatementLineItems [Line Items]
Net revenue	72,277	79,436	71,468
Cost of products sold	(71,130)	(73,127)	(68,652)
Gross profit	1,147	6,309	2,816
Selling, general and distribuition expenses	(3,659)	(3,021)	(3,198)
Other operating income (expenses), net	2,035	(2,497)	(939)
Profit (loss) before net financial expenses and taxes	(477)	791	(1,321)
Reporting Segments [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenue	51,774	54,844	49,512
Cost of products sold	(48,651)	(50,600)	(48,159)
Gross profit	3,123	4,244	1,353
Selling, general and distribuition expenses	(1,914)	(1,623)	(1,781)
Other operating income (expenses), net	1,423	(2,502)	(1,443)
Profit (loss) before net financial expenses and taxes	2,632	119	(1,871)
Reporting Segments [Member] | Country Of U S A And Europe [Member]
IfrsStatementLineItems [Line Items]
Net revenue	16,400	19,444	17,507
Cost of products sold	(16,279)	(18,026)	(16,127)
Gross profit	121	1,418	1,380
Selling, general and distribuition expenses	(1,081)	(829)	(802)
Other operating income (expenses), net	242	(47)	309
Profit (loss) before net financial expenses and taxes	(718)	542	887
Reporting Segments [Member] | Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Net revenue	4,103	5,148	4,449
Cost of products sold	(6,200)	(4,501)	(4,366)
Gross profit	(2,097)	647	83
Selling, general and distribuition expenses	(664)	(569)	(615)
Other operating income (expenses), net	370	52	195
Profit (loss) before net financial expenses and taxes	(2,391)	130	(337)
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,197	736	782
Cost of products sold	(587)	(351)	(501)
Gross profit	610	385	281
Selling, general and distribuition expenses	13	41	137
Other operating income (expenses), net	(288)	(119)	8
Profit (loss) before net financial expenses and taxes	344	286	433
Results from equity investments	9	(21)	7
Corporate Unit [Member]
IfrsStatementLineItems [Line Items]
Selling, general and distribuition expenses	(1,784)	(2,079)	(2,033)
Other operating income (expenses), net	273	651	458
Profit (loss) before net financial expenses and taxes	(1,511)	(1,428)	(1,575)
Braskem Consolidated Before Eliminations And Reclassifications [Member]
IfrsStatementLineItems [Line Items]
Net revenue	73,474	80,172	72,250
Cost of products sold	(71,717)	(73,478)	(69,153)
Gross profit	1,757	6,694	3,097
Selling, general and distribuition expenses	(5,430)	(5,059)	(5,094)
Other operating income (expenses), net	2,020	(1,965)	(473)
Profit (loss) before net financial expenses and taxes	(1,644)	(351)	(2,463)
Results from equity investments	9	(21)	7
Eliminations And Reclassifications [Member]
IfrsStatementLineItems [Line Items]
Net revenue	(2,757)	(2,761)	(1,681)
Cost of products sold	2,556	2,064	1,605
Gross profit	(201)	(697)	(76)
Selling, general and distribuition expenses	163	74	240
Other operating income (expenses), net	(125)	(105)	(493)
Profit (loss) before net financial expenses and taxes	R$ (163)	R$ (728)	R$ (329)